Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Sep. 12, 2025 USD ($)	Jul. 30, 2025 $ / shares	Jul. 31, 2025 USD ($) item tank	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)
Subsequent Event [Line Items]
Payment for property			$ 32,800
Maximum borrowing capacity			$ 350,000
Number of Tankers Purchased | tank			2
Number of Ships Used to Secure Terms | item			20
Dividends declared (dollars per share) | $ / shares		$ 0.07
Dividends paid (dollars per share) | $ / shares				$ 0.05
Cash dividend	$ 3,000			$ 5,268	$ 21,618
Common Stock
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.80%